Stock-Based Compensation - Schedule of Performance-Based RSU Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Forfeited (in shares)			(8,532)
Weighted-Average Grant Date Fair Value
Forfeited (in USD per share)			$ 29.30
Performance-Based RSUs
Number of Shares
Beginning Balance (in shares)	1,894,250	1,536,394	593,388
Granted (in shares)	376,826	745,079	977,645
Forfeited (in shares)	(37,451)	(74,071)	(23,753)
Vested (in shares)	(293,934)	(313,152)	(10,886)
Ending Balance (in shares)	1,939,691	1,894,250	1,536,394
Weighted-Average Grant Date Fair Value
Beginning Balance (in USD per share)	$ 33.67	$ 26.34	$ 14.88
Granted (in USD per share)	69.52	42.34	33.21
Forfeited (in USD per share)	47.52	41.66	27.92
Vested (in USD per share)	16.34	16.45	14.70
Ending Balance (in USD per share)	$ 42.95	$ 33.67	$ 26.34